ASSETS HELD FOR SALE - Additional Information (Detail) $ in Thousands			12 Months Ended
	Nov. 20, 2013 USD ($)	Nov. 20, 2013 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 20, 2013 HKD
Asset Retirement Obligation Disclosure [Abstract]
Total consideration of properties disposed	$ 30,848					HKD 240,000,000
Proceeds from deposits on sale of assets held for sale	$ 1,285	HKD 10,000,000	$ 0	$ 0	$ 1,285
Sale of properties completion date				Feb. 18, 2014
Gain on disposal of assets held for sale			$ 0	$ 22,072	$ 0